ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued liabilities
	2018	2017

Payroll and social security payable	$334,734	$163,397
Bonus payable	162,089	307,338
Other payables	78,264	2,950
Total Accounts Payable and Accrued Liabilities	$575,087	$473,685